Summary of Significant Accounting Policies - Schedule of Exchange Rates Used in Preparing Financial Statements (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Exchange Rates Used in Preparing Financial Statements [Abstract]
Year-end spot rate	7.7799	7.8259
Average rate	7.7945	7.8252	7.8392